Average Annual Total Returns - Admiral - Vanguard Growth Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Spliced Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	40.19%	20.32%	16.67%	39.90%	19.98%	16.34%	23.91%	16.50%	14.11%	40.27%	20.37%	16.74%	40.27%	20.37%		20.79%	15.36%	13.74%